Secured Loan Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Net Loan Receivables

The following summarizes the Company’s secured loan receivables, net at December 31, 2012 and 2011:

	2012			2011
	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables
Beginning balance	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638
New loans issued	8,706,763	13,364,945	22,071,708	4,073,410	6,846,377	10,919,787
Reserve for uncollectible secured loans	—	(5,589,013)	(5,589,013)	—	(1,426,150)	(1,426,150)
Loan write offs	—	(942,495)	(942,495)	(86,156)	—	(86,156)
Loan amortization and repayments	(2,953,210)	(12,979,327)	(15,932,537)	(2,052,991)	(10,934,011)	(12,987,002)

	$19,359,485	$13,279,295	$32,638,780	$13,605,932	$19,425,185	$33,031,117

Interest Income on Secured Loans and Financing Leases

Interest income on secured loans and financing leases for the years ended December 31, 2012 and 2011:

	2012	2011	2010
Capital improvement loan receivable	$1,385,721	$1,214,390	$1,252,745
Secured operator loan receivables	1,808,682	2,557,552	2,516,604
Direct financing lease	1,439,073	1,421,202	1,402,622

	$4,633,476	$5,193,144	$5,171,971

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Net Loan Receivables

The following summarizes the Partnership’s secured loan receivables, net at December 31, 2012 and 2011:

	2012			2011
	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Operator Loan Receivables	Total Loan Receivables
Beginning balance	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638
New loans issued	8,706,763	13,364,945	22,071,708	4,073,410	6,846,377	10,919,787
Reserve for uncollectible secured loans	—	(5,589,013)	(5,589,013)	—	(1,426,150)	(1,426,150)
Loan write offs	—	(942,495)	(942,495)	(86,156)	—	(86,156)
Loan amortization and repayments	(2,953,210)	(12,979,327)	(15,932,537)	(2,052,991)	(10,934,011)	(12,987,002)

	$19,359,485	$13,279,295	$32,638,780	$13,605,932	$19,425,185	$33,031,117

Interest Income on Secured Loans and Financing Leases

Interest income on secured loans and financing leases for the years ended December 31, 2012 and 2011:

	2012	2011	2010
Capital improvement loan receivable	$1,385,721	$1,214,390	$1,252,745
Secured operator loan receivables	1,808,682	2,557,552	2,516,604
Direct financing lease	1,439,073	1,421,202	1,402,622

	$4,633,476	$5,193,144	$5,171,971